Basis of preparation and material accounting policies - Additional information (Detail)		3 Months Ended	12 Months Ended
	Apr. 19, 2023 USD ($) m³	Dec. 31, 2025 USD ($) m³	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2020	Dec. 31, 2019	Mar. 18, 2025	Dec. 13, 2023	Nov. 20, 2023	Oct. 23, 2023	Oct. 03, 2023
Basis of Preparation and Presentation [Line Items]
Prevailing Income tax rates in Argentina and Mexico			30.00%	30.00%	30.00%
Other receivables From Gas IV plan		$ 2,316,000	$ 2,316,000	$ 3,007,000
Export duty rate			8.00%
Gain losses from exportS increase program			$ 4,961,000	45,201,000	$ 81,232,000
Average price	$ 3,290
Increase decrease proved developed and undeveloped reserves, sales of minerals in place | m³	1.14
PEMEX [Member]
Basis of Preparation and Presentation [Line Items]
Percentage Of Investment In Associates								40.00%
Gas IV Plan [Member]
Basis of Preparation and Presentation [Line Items]
Paid consideration				4,646,000	$ 3,839,000
Other receivables From Gas IV plan		$ 2,316,000	$ 2,316,000	$ 3,007,000
Supply of gas | m³		0.06
Argentina [Member]
Basis of Preparation and Presentation [Line Items]
Prevailing Income tax rates in Argentina and Mexico			35.00%	35.00%		3.29%	0.86%
Mexico [Member]
Basis of Preparation and Presentation [Line Items]
Prevailing Income tax rates in Argentina and Mexico					30.00%
Resolution No. 808/23 [Member]
Basis of Preparation and Presentation [Line Items]
Percentage of funds may be received as securities on exports												25.00%
Decree No. 549/23 [Member]
Basis of Preparation and Presentation [Line Items]
Percentage of funds may be received as securities on exports											30.00%
Decree No. 597/23 [Member]
Basis of Preparation and Presentation [Line Items]
Percentage of funds may be received as securities on exports										50.00%
Decree No. 28/23 [Member]
Basis of Preparation and Presentation [Line Items]
Percentage of funds may be received as securities on exports									20.00%
Bottom of range [member]
Basis of Preparation and Presentation [Line Items]
Additional royalties percentage		12.00%	12.00%